Details of Significant Accounts - Summary of Financial Assets at Amortized Cost (Details) - Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Cash And Cash Equivalents [Abstract]
Time deposit with maturity over three months	$ 307,150	$ 10,034